Document and Entity Information	Oct. 29, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Entity File Number	1-34370
Entity Registrant Name	Waste Connections, Inc.
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1202763
Entity Address, Address Line One	610 Applewood Crescent, 2nd Floor
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4K 0E3
Entity Address, Country	CA
City Area Code	905
Local Phone Number	532-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001318220
Amendment Flag	false